Leases - Components of Operating Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 2,147	$ 1,610
Variable lease expense	355	185
Total operating lease expense	2,502	1,795
Cash paid for amounts included in the measurement of lease liabilities, included in operating cash flows	$ 2,294	$ 1,032